                                                                     Page 1 of 8
                                   FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:           (a)
           or calendar year ending:  12/31/01 (b)

Is this a transition report?:(Y/N)  N
                                   ---

Is this an amendment to a previous filing? (Y/N)  N
                                                 ---

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing form.

1. A. Registrant Name:    SPDR Trust, Series 1
   B. File Number:        811-7330
   C. Telephone Number:   (212)306-1490

2. A. Street: 86 Trinity Place
   B. City:   New York
   C. State:  New York
   D. Zip Code: 10006              Zip Ext:
   E. Foreign Country:             Foreign Postal Code:

3. Is this the first filing on this form by the Registrant? (Y/N)     N
                                                                   -------

4. Is this the last filing on this form by Registrant? (Y/N)          N
                                                                   -------

5. Is Registrant a small business investment company (SBIC)? (Y/N)    N
   [If answer is "Y" (Yes) complete only items 89 through 110.]    -------


6. Is Registrant a unit investment trust (UIT)? (Y/N)                 Y
   [If answer is "Y" (Yes) complete only items 111 through 132.]   -------


7. A. Is Registrant a series or multiple portfolio company? (Y/N)
      [If answer is "N" (No), go to item 8.]                       -------


   B. How many separate series or portfolios did Registrant have at
      the end of the period?                                       -------

                                                                     Page 2 of 8
For period ending 12/31/01
File number 811-7330

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name: ___________________________________________________

     B. [/] File Number (If any): _____________________________________________

     C. [/] City: ______________ State: ______ Zip Code: _______ Zip Ext.: ____

        [/] Foreign Country: _______________________ Foreign Postal Code: _____


111. A. [/] Depositor Name: ___________________________________________________

     B. [/] File Number (If any): _____________________________________________

     C. [/] City: ______________ State: ______ Zip Code: _______ Zip Ext.: ____

        [/] Foreign Country: _______________________ Foreign Postal Code: _____


112. A. [/] Sponsor Name: _____________________________________________________

     B. [/] File Number (If any): _____________________________________________

     C. [/] City: ______________ State: ______ Zip Code: _______ Zip Ext.: ____

        [/] Foreign Country: _______________________ Foreign Postal Code: _____


112. A. [/] Sponsor Name: _____________________________________________________

     B. [/] File Number (If any): _____________________________________________

     C. [/] City: ______________ State: ______ Zip Code: _______ Zip Ext.: ____

        [/] Foreign Country: _______________________ Foreign Postal Code: _____

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                                                                     Page 3 of 8
For period ending 12/31/01
File number 811-7330

113. A. [/] Trustee Name: _____________________________________________________

     B. [/] City: ______________ State: ______ Zip Code: _______ Zip Ext.: ____

        [/] Foreign Country: _______________________ Foreign Postal Code: _____


113. A. [/] Trustee Name: _____________________________________________________

     B. [/] City: ______________ State: ______ Zip Code: _______ Zip Ext.: ____

        [/] Foreign Country: _______________________ Foreign Postal Code: _____


114. A. [/] Principal Underwriter Name: ALPS Distributors, Inc.

     B. [/] File Number: 8-____________

     C. [/] City: ______________ State: ______ Zip Code: _______ Zip Ext.: ____

        [/] Foreign Country: _______________________ Foreign Postal Code: _____


114. A. [/] Principal Underwriter Name:

     B. [/] File Number: 8-_____________

     C. [/] City: ______________ State: ______ Zip Code: _______ Zip Ext.: ____

        [/] Foreign Country: _______________________ Foreign Postal Code: _____


115. A. [/] Independent Public Accountant Name: _______________________________

     B. [/] City: ______________ State: ______ Zip Code: _______ Zip Ext.: ____

        [/] Foreign Country: _______________________ Foreign Postal Code: _____


115. A. [/] Independent Public Accountant Name: _______________________________

     B. [/] City: ______________ State: ______ Zip Code: _______ Zip Ext.: ____

        [/] Foreign Country: _______________________ Foreign Postal Code: _____

                                                                     Page 4 of 8
For period ending 12/31/01
File number 811-7330

116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies? (Y/N) _____

     B. [/] Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __

           (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N) ___

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N) _________________________________

     C. [/] Scheduled premium variable life contracts? (Y/N) __________________

     D. [/] Flexible premium variable life contracts? (Y/N) ___________________

     E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N) _____________________________________


118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 ___________

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period __________________________________________


120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000's omitted) _______________________________________  $ __________


121. [/] State the number of series for which a current prospectus was in existence at the end of the period ________________________________

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period _______________________________________________________




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                                                                     Page 5 of 8
For period ending 12/31/01
File number 811-7330

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted) ___________________ $_____________


124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)_______________________________________ $_____________


125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) ___________________________ $_____________


126. Of the amount shown in item 125, state the total dollar amount sales loads collected from secondary market operations in
     Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
     subsequent series.) ($000's omitted) ______________________ $    -0-


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                   Number of     Total Assets     Total Income
                                    Series         (%000's        Distributions
                                   Investing      omitted)      ($000's omitted)
                                   ----------    ------------   ---------------

A. U.S. Treasury direct issue       _______      $__________      $__________

B. U.S. Government agency           _______      $__________      $__________

C. State and municipal tax-free     _______      $__________      $__________

D. Public utility debt              _______      $__________      $__________

E. Brokers or dealers debt or debt
   of brokers' or dealers' parent   _______      $__________      $__________

F. All other corporate
   intermed. & long-term debt       _______      $__________      $__________

G. All other corporate short-term
   debt                             _______      $__________      $__________

H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers                          _______      $__________      $__________

I. Investment company equity
   securities                       _______      $__________      $__________

J. All other equity securities          1        $30,566,259      $   331,405

K. Other securities                 _______      $__________      $__________

L. Total assets of all series of
   registrant                       _______      $__________      $__________


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                                                                     Page 6 of 8
For period ending 12/31/01
File number 811-7330


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) __________________________________________

         [If answer is "N" (No), go to item 131.]                            Y/N

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) ______________________________________

         [If answer is "N" (No), go to item 131.]                            Y/N

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) ___________________________
                                                                             Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) _____________ __________ $30,376


132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-________  811-________  811-________  811-________  811-________

          811-________  811-________  811-________  811-________  811-________

          811-________  811-________  811-________  811-________  811-________

          811-________  811-________  811-________  811-________  811-________

          811-________  811-________  811-________  811-________  811-________

          811-________  811-________  811-________  811-________  811-________

          811-________  811-________  811-________  811-________  811-________

          811-________  811-________  811-________  811-________  811-________

          811-________  811-________  811-________  811-________  811-________

                              SPDR TRUST, SERIES 1
                    c/o STATE STREET BANK AND TRUST COMPANY
                                 P.O. BOX 9110
                             BOSTON, MA 02209-9110



For the period ending (a) 12/31/01
File number (c) 811-7330


This report is signed on behalf of the registrant.
City of:       Boston
State of:      Massachusetts
Date:          February 20, 2002

Name of Registrant:  SPDR Trust, Series 1



Witness: /s/ Christopher Sweeney                By: /s/ Don Gignac
         ----------------------------------        -----------------------------------
         Chris Sweeney                             Don Gignac
         Vice President                            Vice President
         State Street Bank and Trust Company       State Street Bank and Trust Company
         As Trustee for SPDR Trust, Series 1       As Trustee for SPDR Trust, Series 1

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustee and Unitholders
of SPDR Trust Series I

In planning and performing our audit of the financial statements of SPDR Trust, Series I (the "Trust") for the year ended September 30, 2001, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

The management of the Trust is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use or disposition.

Because of inherent limitations in internal control, errors or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that controls may become inadequate because of changes in conditions or that the effectiveness of their design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above as of September 30, 2001.

This report is intended solely for the information and use of the Trustee, management of the Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.



PricewaterhouseCoopers LLP
November 9, 2001